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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment           [ ] Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.
Address: 830 Morris Turnpike
         Short Hills, NJ 07078

Form 13F File Number: 028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David Newmark
Title: Chief Financial Officer
Phone: 973-921-3424

Signature, Place, and Date of Signing:


s/ David Newmark                        Short Hills, NJ      November 12, 2010
-------------------------------------   ---------------   ----------------------
             (Signature)                 (City, State)            (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               2
Form 13F Information Table Entry Total:          11
Form 13F Information Table Value Total:     171,089
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
 1    028-12245              CHC Partners, L.L.C.
 2    028-12247              Kevin D. Eng

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                           FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2      COLUMN 3 COLUMN 4      COLUMN 5         COLUMN 6    COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------ -------------- -------- ---------------------
                                                                                                              VOTING AUTHORITY
                                TITLE OF                VALUE    SHRS OR  SH/ PUT/   INVESTMENT    OTHER   ---------------------
       NAME OF ISSUER             CLASS        CUSIP   (X1000)   PRN AMT  PRN CALL   DISCRETION   MANAGERS    SOLE   SHARED NONE
---------------------------- --------------- --------- -------- --------- --- ---- -------------- -------- --------- ------ ----
ADVANCED MICRO DEVICES INC         COM       007903107    3,555   500,000 SH       Shared-Defined   1,2,3    500,000    0     0
BANK OF AMERICA CORPORATION        COM       060505104   41,928 3,200,000 SH       Shared-Defined   1,2,3  3,200,000    0     0
DANA HLDG CORP                     COM       235825205   14,583 1,183,667 SH       Shared-Defined   1,2,3  1,183,667    0     0
INTL PAPER CO                      COM       460146103   16,313   750,000 SH       Shared-Defined   1,2,3    750,000    0     0
LEAR CORP                        COM NEW     521865204   22,223   281,551 SH       Shared-Defined   1,2,3    281,551    0     0
MGIC INVT CORP WIS           NOTE 5.000% 5/0 552848AD5      106   100,000 PRN      Shared-Defined   1,2,3    100,000    0     0
MGIC INVT CORP WIS                 COM       552848103    6,000   650,000 SH       Shared-Defined   1,2,3    650,000    0     0
PMI GROUP INC                      COM       69344M101    3,487   950,000 SH       Shared-Defined   1,2,3    950,000    0     0
SMURFIT-STONE CONTAINER CORP       COM       83272A104   48,539 2,642,309 SH       Shared-Defined   1,2,3  2,642,309    0     0
TEMPLE INLAND INC                  COM       879868107   12,129   650,000 SH       Shared-Defined   1,2,3    650,000    0     0
UNITED RENTALS INC                 COM       911363109    2,226   150,000 SH       Shared-Defined   1,2,3    150,000    0     0